Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM DIVERSIFIED INCOME TRUST
Prospectus Date	rr_ProspectusDate	Jan. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2013